Annual Total Returns ((Delaware Mid Cap Value Fund))	0 Months Ended
Feb. 28, 2012
(Institutional) | Institutional Class
Bar Chart Table:
Annual Return 2009	30.12%
Annual Return 2010	28.06%
Annual Return 2011	(5.62%)
(Retail) | Class A
Bar Chart Table:
Annual Return 2009	29.84%
Annual Return 2010	27.63%
Annual Return 2011	(5.77%)